BANK OWNED LIFE INSURANCE ("BOLI") (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Investments, All Other Investments [Abstract]
Schedule of Changes in Cash Surrender Value of BOLI

The following table summarizes the changes in the cash surrender value of BOLI for the periods presented:

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
	(Dollars in thousands)
Balance at beginning of period	$116,075	$—	$75,257	$—
Additions from premium payments	—	—	40,000	—
Net gain in cash surrender value	1,038	—	1,856	—

Balance at end of period	$117,113	$—	$117,113	$—

The following table summarizes the changes in the cash surrender value of BOLI for the year ended December 31, 2013 (in thousands):

2013
Balance at beginning of year	$—
Additions from premiums payments	75,000
Net gain in cash surrender value	257

Balance at end of year	$75,257